Share-based compensation expenses	12 Months Ended
Dec. 31, 2017
Share-based compensation expenses
Share-based compensation expenses

10. Share-based compensation expenses

The following table sets forth the share-based compensation expenses included in each of the relevant accounts:

	For the Year Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Cost of revenues	—	—	4,246	653
Sales and marketing expenses	—	—	17,817	2,738
Research and development expenses	—	—	32,104	4,934
General and administrative expenses	13,216	4,817	53,599	8,238

Total	13,216	4,817	107,766	16,563

(a)2012 Share Plan of RONG360

Prior to the Reorganization, all of the options and restricted ordinary shares were granted by RONG360 under its 2012 Share Plan with its own underlying shares. The 2012 Share Plan of RONG360 provides for the grant of share options and other equity-based awards to eligible employees of RONG360 and its subsidiaries and VIE. Starting from 2013, RONG360 granted multiple tranches of share options with tiered vesting commencement dates to employees. Options granted under the 2012 Share Plan were subject to a service condition of four or seven years and a performance condition of occurrence of an IPO. The service condition requires one-fourth of the awards to vest on the first anniversary date of the specified vesting commencement date, and the remaining of the awards to vest in equal installments on a quarterly basis in the remaining vesting period. The grantees are entitled the rights to receive underlying shares that options are exercised only if the performance target of an IPO is achieved, provided the service condition is also met. Options granted typically expire in ten years from the respective vesting commencement date as stated in the grant letters.

The Group did not recognize any share-based compensation expenses for the options granted under the 2012 Share Plan until the IPO as the vesting of the awards was contingent upon an IPO, which was not considered probable until it happened.

The activities of share options granted under RONG360’s 2012 Share Plan for the years ended December 31, 2015, 2016 and for the period from December 31, 2016 to the IPO date are summarized as below(*):

	Number of shares	Weighted average exercise prices US$/Share	Aggregate intrinsic Value US$	Weighted average remaining contractual years
Outstanding as of January 1, 2015	10,770,155	0.05	6,981	8.57
Granted during the year	4,663,004	0.30
Forfeited during the year	(1,348,500)	0.12

Outstanding as of December 31, 2015	14,084,659	0.13	16,380	8.11

Granted during the year	3,130,891	0.75
Forfeited during the year	(1,358,352)	0.27

Outstanding as of December 31, 2016	15,857,198	0.24	36,826	7.50

Granted during the year	5,370,319	0.52
Forfeited during the year	(747,031)	0.41

Outstanding immediately prior to the IPO	20,480,486	0.31	103,295	7.35

(*)Option activities include all activities of share options of RONG360. The share-based compensation expenses discussed below only include the expenses attributable to the Platform Business.

No share-based compensation expenses in relation to share options granted were recognized for the years ended December 31, 2015 and 2016. The total share-based compensation expenses recognized by the Group for the year ended December 31, 2017 for which the service condition had been met and the performance target of IPO was achieved were RMB32,149.

The fair values of the options granted under RONG360’s 2012 Share Plan in relation to the share-based compensation expenses attributable to the Platform Business for the years ended December 31, 2015, 2016 and 2017 are as follows:

	For the Year Ended December 31,
	2015	2016	2017
	US$	US$	US$
Weighted average grant date fair value of option per share	0.65	1.25	3.03
Aggregate grant date fair value of options granted	2,453	2,425	9,013

The estimated fair value of each option granted under RONG360’s 2012 Share Plan is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year Ended December 31,
	2015	2016	2017
Risk-free interest rate per annum	1.87% ~ 2.43%	1.59% ~ 1.79%	2.31% ~ 2.4%
Expected term (in years)	10	10	10
Expected volatility	55% ~ 58%	58% ~ 59%	55% ~ 57%
Expected dividends yield	—	—	—

The Group estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in US$ at the option valuation date. Expected term is the contract life of the option. The expected volatility at the grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the options. RONG360 has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

(b)Global Share Plan

The Company adopted a Global Share Plan, of which the terms are substantially identical to the 2012 Share Plan of RONG360, effective upon the completion of the Company’s initial public offering. Pursuant to the Global Share Plan, the Company assumed all outstanding 20,480,486 share options issued under the 2012 Share Plan of RONG360. Each one of the outstanding share options under the 2012 Share Plan with underlying shares of RONG360 were converted to one share option of the Company (i.e. the Platform Business) and one share option of RONG360’s other subsidiaries (i.e. the non-platform business) in a way that employees kept an equitable position immediately before and after the conversion. There was no significant incremental share-based compensation expense recorded as a result of the conversion. No new share awards were granted under the Global Share Plan after the IPO till December 31, 2017. No options have been exercised under this plan.

As of December 31, 2017, 18,640,845 share options of the Company were held by the Group’s employees under Global Share Plan with the weighted average exercise price of US$0.21 per option and weighted remaining contractual years of 7.14 years, out of which 10,827,473 options were exercisable with the weighted average exercise price of US$0.10 per option and weighted remaining contractual years of 5.99 years. 16,725,096 share options were expected to be vested with the weighted average exercise price of US$0.20 per option and weighted remaining contractual years of 7.15 years. The aggregate intrinsic value of the outstanding options, exercisable options and share options expected to be vested as of December 31, 2017 are US$44,454, US$26,947 and US$39,924 respectively. There were RMB61,773 of unrecognized share-based compensation expenses, which are expected to be recognized over a weighted-average period of 7.14 years.

As of December 31, 2017, 1,839,641 share options of the Company were held by the employees of non-platform business under the Global Share Plan with the weighted average exercise price of US$0.28 per option and weighted remaining contractual years of 7.57 years, out of which 1,136,338 options were exercisable with the weighted average exercise price of US$0.17 per option and weighted remaining contractual years of 6.91 years. 1,651,134 share options were expected to be vested with the weighted average exercise price of US$ 0.27 per option and weighted remaining contractual years of 7.54 years. The aggregate intrinsic value of the outstanding options, exercisable options and share options expected to be vested as of December 31, 2017 are US$4,251, US$2,755 and US$3,829 respectively. The share options granted to employees of non-platform business were accounted for as deemed dividends from the Company to its parent company, RONG360, as these employees do not provide services to the Company. The share awards were measured based on the fair value as of the grant date. The amount recognized as deemed dividends were RMB8,851 for the year ended December 31, 2017.

As of December 31, 2017, 18,640,845 share options with underlying shares of non-platform business were held by the Group’s employees under the Global Share Plan. The vesting of such awards is conditional upon the fulfillment of requisite service conditions to the Company and listing of non-platform business. The cost relating to such share-based awards succeeded from 2012 Share Plan of RONG360 are recognized by the Company as a shareholder contribution as the award will ultimately be settled by RONG360. The award is accounted for as a financial derivative and initially measured at its fair value in accordance with ASC 815-10-55-46 through 55-48, and the related expense will be recognized over the requisite service period in the consolidated statements of comprehensive loss with a corresponding credit to additional paid-in capital. Subsequent changes in the fair value of the award are recorded in the consolidated statements of comprehensive loss through the date on which the underlying award are settled. The share-based compensation expenses recognized for the year ended December 31, 2017 in relation to share options with underlying share of non-platform business granted to the Group employees under the Global Share Plan were RMB 31,721.

(c)Restriction of ordinary shares held by founders

On February 21, 2012, an aggregate of 119,692,080 ordinary shares were issued to the founders of RONG360 at par value of US$0.0001 per share. In connection with RONG360’s issuance of Series A Preferred Shares on July 9, 2012, all of the 119,692,080 ordinary shares held by the founders became restricted pursuant to the shareholders’ agreement (“Restricted Founders’ Shares”). The Restricted Founders’ Shares vest over four years provided the founders remain employment relationship. One fourth of the awards vest on the first anniversary date of the specified service commencement date which is earlier than the grant date, and one forty-eighth of the restricted shares vest on a monthly basis in the remaining vesting period, subject to acceleration under certain circumstances including a successful IPO. Such restriction is deemed as a compensatory arrangement for services to be provided by the founders, and therefore accounted for as a share-based compensation arrangement.

The activities of the Restricted Founders’ Shares for the years ended December 31, 2015, 2016 and 2017, are summarized as below(*):

	Number of shares	Weighted-Average Grant-Date Fair Value (in US$)
Unvested at January 1, 2015	17,026,510	0.06
Vested	(17,026,510)	0.06

Unvested at December 31, 2015	—

(*)Activities of Restricted Founders’ Shares include all activities of Restricted Founders’ shares of RONG360. The share-based compensation expenses discussed below only include the expenses attributable to the Platform Business.

Total fair value or intrinsic value of Restricted Founders’ Shares vested on the respective vesting dates attributable to the Platform Business during the year ended December 31, 2015, 2016 and 2017 was US$12,037, nil and nil.

For the years ended December 31, 2015, 2016 and 2017, share-based compensation expenses recognized associated with the Restricted Founders’ Shares attributable to the Platform Business were RMB664, nil and nil.

There were no unvested restricted shares or unrecognized share-based compensation expenses related to the Restricted Founders’ Shares as of December 31, 2016 and 2017, respectively.

(d)Restricted shares granted to executive officers and director

On July 16, 2014, RONG360 approved and granted of an aggregate of 14,000,000 restricted ordinary shares to three executive officers and a director, who are also founders of RONG360 (“Restricted Shares”). The Restricted Shares vest over seven years provided the grantees remain employment relationship with RONG360. One-fourth of the awards vest on the fourth anniversary date of the specified service commencement date, which is earlier than the grant date, and one forty-eighth of the awards vest on a monthly basis in the remaining vesting period, subject to acceleration under certain circumstances including a successful IPO.

The activities of the Restricted Shares for the years ended December 31, 2015, 2016 and 2017, are summarized as below(*):

	Number of shares	Weighted-Average Grant-Date Fair Value (in US$)
Unvested at January 1, 2015	14,000,000	0.45
Vested	(3,733,333)	0.45

Unvested at December 31, 2015	10,266,667	0.45
Vested	(4,083,333)	0.45

Unvested at December 31, 2016	6,183,334	0.45
Vested	(6,183,334)	0.45

Unvested at December 31, 2017	—

(*)Activities of Restricted Shares include all activities of the Restricted Shares of RONG360. The share-based compensation expenses discussed below only include the expenses attributable to the Platform Business.

Total fair value or intrinsic value of the Restricted Shares vested on the respective vesting dates attributable to the Platform Business during the years ended December 31, 2015, 2016 and 2017, was US$3,316, US$4,324 and US$15,223, respectively.

For the years ended December 31, 2015, 2016 and 2017, share-based compensation expenses recognized associated with the Restricted Shares attributable to the Platform Business were RMB12,552, RMB4,817 and RMB2,388, respectively. As of December 31, 2017, there were no unrecognized share-based compensation expenses related to the Restricted Shares attributable to the Platform Business.

There were no Restricted Shares granted during the years ended December 31, 2015, 2016 and 2017.

(e)2017 Share Incentive Plan

In October 2017, the board of directors approved and adopted the 2017 Share Incentive Plan (the “2017 Plan”). The 2017 Plan permits the awards of share options, restricted shares or any other type of share-based awards. The maximum number of shares available for issuance under the 2017 Plan shall be 2% of the total number of shares issued and outstanding as of the closing of the Company’s initial public offering, plus an annual increase from the fiscal year beginning January 1, 2018 in according with the approved increasing scheme.

On December 29, 2017, the Company approved and granted an aggregate of 8,285,827 share options to executive officers under the 2017 Plan. Options granted were subject to a service condition and a performance condition. The service condition requires one-fourth of the awards to vest on December 31, 2017, and the remaining of the awards to vest in equal installments on a quarterly basis in the three years starting from March 31, 2018. The performance condition was determined by the board of directors. An evaluation is made each quarter as to the likelihood of performance condition being met.

The activities of the share options granted by the Company under the 2017 Plan for the year ended December 31, 2017 are summarized as below:

	Number of shares	Weighted average exercise prices US$/Share	Aggregate intrinsic Value US$	Weighted average remaining contractual years
Outstanding as of January 1, 2017	—	—
Granted during the year	8,285,827	0.01
Forfeited during the year	—	—

Outstanding as of December 31, 2017	8,285,827	0.01	21,394	10

The aggregate grant date fair value of the options granted under the 2017 Plan was US$21,377 and US$2.58 per share based on the market price of the underlying ordinary share of the Company on the same date. No options were exercised for the year ended December 31, 2017, and no options were exercisable as of December 31, 2017. All of the options outstanding as of December 31, 2017 were expected to be vested. For the year ended December 31, 2017, share-based compensation expenses recognized associated with the share options granted by the Company under the 2017 Plan were RMB34,948. As of December 31, 2017, there were RMB104,845 of unrecognized share-based compensation expenses related to such share options granted, which are expected to be recognized over a weighted average period of 3 years.